Document and Entity Information	12 Months Ended
Mar. 31, 2016 shares
Document And Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	NIDEC CORP
Entity Central Index Key	0001158967
Current Fiscal Year End Date	--03-31
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	298,142,234